Vessels and other equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease, right of use assets	$ 77	$ 61
Operating lease, liability	77	61
Other equipment	199	308
Accumulated depreciation	117,453	97,060
Depreciation for the year	$ 20,393	$ 20,819
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Equipment	Other Equipment
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Operating lease, liability	Operating lease, liability
Equipment [Member]
Accumulated depreciation	$ 176	$ 260
Depreciation for the year	$ 25	$ 118	$ 307